VESSELS AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2018
Property, Plant and Equipment [Abstract]
VESSELS AND EQUIPMENT, NET
VESSELS AND EQUIPMENT, NET

Movements in the six months ended June 30, 2018 may be summarized as follows;

(in thousands of $)	Cost	Accumulated Depreciation	Net Carrying Value
Balance at December 31, 2017	2,577,293	(235,163)	2,342,130
Depreciation	—	(47,719)
Purchase of vessels and equipment	435	—
Transfers from Newbuildings	231,861	—
Balance at June 30, 2018	2,809,589	(282,882)	2,526,707

In the six months ended June 30, 2018, the Company took delivery of the two VLCC newbuildings, Front Empire and Front Princess, and the LR2/Aframax tanker newbuilding, Front Polaris.